j.p. morgan acceptance corporation ii ABS-15G

Exhibit 99.18

Loan Number	Seller Loan Number	Seller Name	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
304813583	XXXXXX	(No Data)	XXXXXX	TX	(No Data)	ATR/QM: Exempt	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	Credit	Assets	Active	B	B	B	B	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	No	Short $123.10 in cash reserves. Borrower has 5.93 months but 6 are required. Clayton deems non-material/non-fatal to lending decision due to small shortage and compensating factors: credit score of 701/700 minimum, 39 months mortgage history/12 months required and no late payments on primary or subject mortgage.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 701 is above the required 700.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  Borrowers 39 months mortgage history exceeds the required 12 months.

CFCFS1739: Positive mortgage payment history
- Clayton Comments:  No late payments on VOM or credit report.

305177972	XXXXXX	(No Data)	XXXXXX	FL	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	No Finding	No Finding	No Finding	A	A	No Finding	No Finding	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  722 Credit score exceeds guidelines of 680.

CFCFS1736: Significant time at current residence
- Clayton Comments:  Significant time at current residence, 3 years.